4. Income taxes (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)
Income taxes | $		$ (47)		$ 18		$ 73
ZHEJIANG JIAHUAN
Income taxes | ¥	¥ 861		¥ 484		¥ 19